FINANCIAL INSTRUMENTS 3 (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	$ 62,436	$ 53,759
Restricted cash and investments	36,651	68,363
Marketable securities	4,471	3,479
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	189,730	200,077
4.5% Convertible Bond	171,950	140,315
Level 1 [Member]
Assets:
Cash and cash equivalents	62,436	53,759
Restricted cash and investments	36,651	68,363
Marketable securities	4,471	3,479
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	0	0
4.5% Convertible Bond	0	0
Level 2 [Member]
Assets:
Cash and cash equivalents	0	0
Restricted cash and investments	0	0
Marketable securities	0	0
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	189,730	200,077
4.5% Convertible Bond	171,950	140,315
Level 3 [Member]
Assets:
Cash and cash equivalents	0	0
Restricted cash and investments	0	0
Marketable securities	0	0
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	0	0
4.5% Convertible Bond	$ 0	$ 0